Note 16. Financial Instruments and Financial Risk (Detail) - The following table presents the changes in the Level 3 fair value category: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Derivative assets (Note 6)		$ 11,409	$ 10,514
Derivative assets (Note 6)	$ (11,409)	$ 895